Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Ucommune International Ltd. shareholders’ equity CNY (¥)	Total Ucommune International Ltd. shareholders’ equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 63		¥ 4,550,134		¥ 6,246		¥ (4,520,329)		¥ 24,297		¥ 60,411		¥ 26,125		¥ 86,536
Balance (in Shares) | shares	[1]	385,471	385,471
Balance at Dec. 31, 2022		¥ 63		4,550,134		6,246		(4,520,329)		24,297		60,411		26,125		86,536
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	385,471	385,471
Adoption of ASC 326								(6,308)				(6,308)				(6,308)
Net loss								(5,132)				(5,132)		(17,692)		(22,824)
Foreign currency translation adjustment										(1,543)		(1,543)		(5)		(1,548)
Provision for statutory reserve						203		(203)
Shares issued for conversion of convertible debt		¥ 36		15,174								15,210				15,210
Shares issued for conversion of convertible debt (in Shares) | shares	[1]	213,138	213,138
Stock-based compensation				8,207								8,207				8,207
Stock-based compensation (in Shares) | shares	[1]	18,332	18,332
Capital contribution from noncontrolling shareholders														500		500
Disposal of subsidiary														(1,377)		(1,377)
Round-up of fractional shares in connection with share consolidation
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	[1]	34,224	34,224
Balance at Dec. 31, 2023		¥ 99		4,573,515		6,449		(4,531,972)		22,754		70,845		7,551		78,396
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	651,165	651,165
Balance (in Dollars)		¥ 99		4,573,515		6,449		(4,531,972)		22,754		70,845		7,551		78,396
Balance (in Shares) | shares	[1]	651,165	651,165
Net loss								(69,530)				(69,530)		(10,716)		(80,246)
Capital contribution from shareholder		¥ 14		1,691								1,705				1,705
Capital contribution from shareholder (in Shares) | shares	[1]	80,000	80,000
Exercise of Warrant		¥ 4		426								430				430
Exercise of Warrant (in Shares) | shares	[1]	25,000	25,000
Exercise of share options		¥ 238		(238)
Exercise of share options (in Shares) | shares	[1]	1,387,682	1,387,682
Disposal of Ucommune Venture VIE				68,801		(2,589)						66,212		45,418		111,630
Loan exempt from related parties				3,662								3,662				3,662
Distribution of dividend to noncontrolling interest shareholders														(98)		(98)
Foreign currency translation adjustment										7,433		7,433		(47)		7,386
Stock-based compensation				28,849								28,849				28,849
Stock-based compensation (in Shares) | shares	[1]
Capital contribution from noncontrolling shareholders														193		193
Disposal of subsidiary														(72)		(72)
Balance at Dec. 31, 2024		¥ 355		4,676,706		3,860		(4,601,502)		30,187		109,606		42,229		151,835
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	2,143,847	2,143,847
Balance (in Dollars)		¥ 355		4,676,706		3,860		(4,601,502)		30,187		109,606		42,229		151,835
Balance (in Shares) | shares	[1]	2,143,847	2,143,847
Net loss								(37,842)				(37,842)		(1,411)		(39,253)	$ (5,613)
Exercise of share options		¥ 411		(334)								77				77
Exercise of share options (in Shares) | shares	[1]	2,412,083	2,412,083
Loan exempt from related parties				54,430								54,430				54,430
Acquisition of a subsidiary				(3,054)								(3,054)		(2,686)		(5,740)
Accrued preferred shares dividends				(25)								(25)				(25)
Effect of exchange rates on preferred shares				4								4				4
Foreign currency translation adjustment										(8,047)		(8,047)		8		(8,039)
Stock-based compensation				15,022								15,022				15,022
Disposal of subsidiary				1,461		(3,442)				60		(1,921)		(39,328)		(41,249)
Balance at Dec. 31, 2025		¥ 766	$ 110	4,744,210	$ 678,413	418	$ 60	(4,639,344)	$ (663,417)	22,200	$ 3,175	128,250	$ 18,341	(1,188)	$ (170)	127,062	18,171
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	4,555,930	4,555,930
Balance (in Dollars)		¥ 766	$ 110	¥ 4,744,210	$ 678,413	¥ 418	$ 60	¥ (4,639,344)	$ (663,417)	¥ 22,200	$ 3,175	¥ 128,250	$ 18,341	¥ (1,188)	$ (170)	¥ 127,062	$ 18,171
Balance (in Shares) | shares	[1]	4,555,930	4,555,930

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.